QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
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                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
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              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

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                    (Name and address of agent for service)

                                 (800) 527-9525
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              Registrant's telephone number, including area code:

                        Date of fiscal year end: 09/30
                       -------------------------------

                      Date of reporting period: 06/30/2007
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
June 30, 2007 (UNAUDITED)
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CONTENTS:

Osprey Concentrated Large Cap Value Equity Fund

                 OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  June 30, 2007
                                   [unaudited]

  Number of                                    % of Total      Market
   Shares       Security Description          Investments       Value
--------------  ----------------------------  -----------------------------
--------------  ----------------------------  ----------   ----------------

                COMMON STOCK:                    95.02%

                CONSUMER DISCRETION:             13.93%
          840   Abercrombie & Fitch Co. "A"                       $ 61,303
          750   J.C. Penney, Co.                                    54,285
        1,390   Jarden Corp.                                        59,784
        1,420   Rent-A-Center, Inc.                                 37,247
                                                           ----------------
                                                           ----------------
                                                                   212,619
                                                           ----------------
                                                           ----------------

                FINANCIAL SERVICES:              33.61%
          910   Ace Limited                                         56,893
        1,070   American International Group                        74,932
        1,510   Bank of America Corp.                               73,824
          360   Bear Stearns, Inc.                                  50,400
        1,370   Citigroup, Inc.                                     70,267
        1,180   Fannie Mae                                          77,089
          970   MBIA, Inc.                                          60,353
          590   Merrill Lynch & Co., Inc.                           49,312
                                                           ----------------
                                                           ----------------
                                                                   513,070
                                                           ----------------
                                                           ----------------

                HEALTHCARE:                       6.08%
        1,060   Glaxosmithkline PLC ADR                             55,512
        1,460   Pfizer, Inc.                                        37,332
                                                           ----------------
                                                           ----------------
                                                                    92,844
                                                           ----------------
                                                           ----------------

                INTERGRATED OILS:                 8.65%
          775   Chevron Corp.                                       65,286
          850   Conocophillips                                      66,725
                                                           ----------------
                                                           ----------------
                                                                   132,011
                                                           ----------------
                                                           ----------------

                MATERIAL/PROCESSING:              9.28%
        1,150   Dow Chemical                                        50,853
          920   DuPoint E.I. De Nemours                             46,773
          580   PPG Industries, Inc.                                44,144
                                                           ----------------
                                                           ----------------
                                                                   141,770
                                                           ----------------
                                                           ----------------

                PRODUCER DURABLES:               15.36%
         1180   Empresa Brasileirea de Aeronautics S.A.             56,888
          570   Ingersoll Rand Company Ltd  "A"                     31,247
        2,950   Nokia Corp. ADR                                     82,925
        1,050   Wesco International, Inc.                           63,473
                                                           ----------------
                                                           ----------------
                                                                   234,533
                                                           ----------------
                                                           ----------------

                TECHNOLOGY:                       4.12%
        2,900   Ingram Micro, Inc. "A"                              62,959
                                                           ----------------
                                                           ----------------

                UTILITIES:                        3.99%
        1,480   Verizon Communications Inc.                         60,932
                                                           ----------------
                                                           ----------------


                Total Securities                 95.02%        $ 1,450,738
                Cash and Cash Equivalents         4.98%             75,960
                                              ----------   ----------------
                                              ----------   ----------------
                Total Investments               100.00%        $ 1,526,698
                                              ==========   ================
                                              ==========   ================

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: August 29, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: August 29, 2007
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: August 29, 2007
      ------------------------------------